Parent Company Financial Information - Parent Company Condensed Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net income (loss)	$ (1,047)	$ 6,267	$ 6,437
Adjustments to reconcile net income to net cash from operating activities:
Other, net	5	(2,385)	229
Net cash from operating activities	8,631	11,081	7,892
Cash Flows From Investing Activities:
Proceeds from maturities, calls and paydowns of AFS securities	10,009	12,299	33,968
Purchases of AFS securities	(4,230)	(9,357)	(70,775)
Other, net	55	(451)	(1,379)
Net cash from investing activities	22,858	(29,972)	(32,056)
Cash Flows From Financing Activities:
Proceeds from (Repayments of) Other Debt	1,397	18,060	(800)
Repurchase of common stock	0	(250)	(1,616)
Redemption of preferred stock	0	0	(1,415)
Other, net	(12)	(113)	82
Net Cash Provided by (Used in) Financing Activities	(22,266)	20,017	25,591
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	9,223	1,126	1,427
Parent Company
Cash Flows From Operating Activities:
Net income (loss)	(1,047)	6,267	6,437
Adjustments to reconcile net income to net cash from operating activities:
Equity in (earnings) losses of subsidiaries in excess of dividends from subsidiaries	5,509	(1,620)	(2,427)
Other, net	502	(449)	(438)
Net cash from operating activities	4,964	4,198	3,572
Cash Flows From Investing Activities:
Proceeds from maturities, calls and paydowns of AFS securities	11	31	37
Purchases of AFS securities	(8)	(9)	(216)
Investment in subsidiaries	(905)	(4,142)	(120)
Advances to subsidiaries	(18,037)	(4,110)	(3,088)
Proceeds from repayment of advances to subsidiaries	12,383	6,813	3,922
Other, net	4	14	0
Net cash from investing activities	(6,552)	(1,403)	535
Cash Flows From Financing Activities:
Proceeds from (Repayments of) Other Debt	(174)	(439)	188
Net issuance (repayment) of long-term debt	5,888	1,700	(2,149)
Repurchase of common stock	0	(250)	(1,616)
Redemption of preferred stock	0	0	(1,415)
Cash dividends paid on common and preferred stock	(3,131)	(2,989)	(2,852)
Other, net	(599)	(205)	(107)
Net Cash Provided by (Used in) Financing Activities	1,984	(2,183)	(7,951)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	396	612	(3,844)
Cash and Cash Equivalents, at Carrying Value	$ 11,286	$ 10,890	$ 10,278	$ 14,122